Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)		$ 2,318,119	$ (939,752)	$ 764,188
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of net premium on investments		2,878	78,162	57,900
Amortization of intangible assets		7,906	8,912	8,861
Market risk benefit gains		(7,079)	(121,211)	(19,873)
Net realized and unrealized investment (gains) losses		(517,426)	1,969,014	(37,797)
Changes in:
Reinsurance balances, net		(8,986)	(381,838)	19,366
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable		39,753	(297,170)	(640,614)
Funds held by reinsured companies		(69,753)	53,335	113,626
Deferred acquisition costs		568	(134,704)	(118,069)
Net tax assets and liabilities		(381,549)	(61,891)	5,004
Non-life and life and health reserves		658,698	959,669	873,085
Unearned premiums, net of prepaid reinsurance premiums		10,152	287,078	177,496
Other net changes in operating assets and liabilities		182,400	48,805	29,417
Net cash provided by operating activities		2,235,681	1,468,409	1,232,590
Cash flows from investing activities
Sales of fixed maturities		723,372	623,929	3,693,365
Redemptions of fixed maturities		1,662,939	1,216,920	2,381,821
Purchases of fixed maturities		(4,038,399)	(2,940,597)	(8,141,246)
Sales of short-term investments		219,073	308,622	252,527
Redemptions of short-term investments		845,215	227,118	321,609
Purchases of short-term investments		(1,513,449)	(867,605)	(372,901)
Sales of equities		236,303	915,583	161,501
Purchases of equities		(54,507)	(78,425)	(144,537)
Sales and redemptions of other invested assets		728,857	545,411	1,106,211
Purchases of other invested assets		(902,693)	(627,460)	(1,555,569)
Other, net		(79,717)	11,679	(31,903)
Net cash used in investing activities		(2,173,006)	(664,825)	(2,329,122)
Cash flows from financing activities
Dividends paid to common and preferred shareholders		(227,665)	(187,644)	(129,360)
Redemption of Class B common shares	[1]	0	(6,346)	(581)
Issuance of preferred shares		0	0	193,887
Redemption of preferred shares		0	0	(637,241)
Redemption of debt		0	(560)	0
Net cash used in financing activities		(227,665)	(194,550)	(573,295)
Effect of foreign exchange rate changes on cash		10,817	(18,335)	(20,109)
(Decrease) increase in cash and cash equivalents		(154,173)	590,699	(1,689,936)
Cash and cash equivalents—beginning of year		1,251,596	660,897	2,350,833
Cash and cash equivalents—end of year		1,097,423	1,251,596	660,897
Supplemental cash flow information:
Taxes paid		221,368	216,467	100,222
Interest paid		$ 57,227	$ 54,867	$ 56,177

[1]	Class B shares are liability-accounted on the Company's Consolidated Balance Sheet. See Note 17 for further details.